Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 1,365	$ 1,460
Carrying value of investments, Non-Current	942	1,294
Total Investments	2,307	2,754
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	57	193
Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	285	309
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	1,965	2,252
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	11	20
Carrying value of investments, Non-Current	46	173
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,309	2,774
Fair Value | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	59	213
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	132	375
Carrying value of investments, Non-Current	790	1,014
Total Investments	922	1,389
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	251	229
Fair Value | Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	127	426
Total Investments	127	426
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	844	410
Total Investments	844	410
Fair Value | Quoted Equity Secutities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	6	7
Total Investments	6	7
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	6	3
Total Investments	6	3
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	66	20
Total Investments	66	20
Fair Value | Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	0	54
Total Investments	0	54
Fair Value | Others | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	28	23
Total Investments	$ 28	$ 23